Equity Method Investment in Joint Ventures - Summarized Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jul. 01, 2023
Equity Method Investment in Joint Ventures
Net loss	$ 4,829	$ 7,257
Company's share of net loss	423
Current assets	31,972		$ 41,517	$ 46,817
Non-current assets	246,626		245,774	84,083
TOTAL ASSETS	278,598		287,291	130,900
Current liabilities	7,315		12,598	9,996
TOTAL LIABILITIES	33,340		38,910	$ 10,654
Total
Equity Method Investment in Joint Ventures
Net loss	770
Company's share of net loss	423
Current assets	41,591
Non-current assets	72,451
TOTAL ASSETS	114,042
Current liabilities	4,493
TOTAL LIABILITIES	4,493
Net assets	109,549
Company's share of joint ventures	60,252
Adjustments to the Company's share of net assets	86,190
Carrying amount of investment in joint ventures	146,442		146,865
SWA Lithium
Equity Method Investment in Joint Ventures
Net loss	628
Company's share of net loss	345
Current assets	25,591
Non-current assets	38,072
TOTAL ASSETS	63,663
Current liabilities	3,323
TOTAL LIABILITIES	3,323
Net assets	60,340
Company's share of joint ventures	33,187
Adjustments to the Company's share of net assets	61,387
Carrying amount of investment in joint ventures	94,574		94,919
Texas Lithium
Equity Method Investment in Joint Ventures
Net loss	142
Company's share of net loss	78
Current assets	16,000
Non-current assets	34,379
TOTAL ASSETS	50,379
Current liabilities	1,170
TOTAL LIABILITIES	1,170
Net assets	49,209
Company's share of joint ventures	27,065
Adjustments to the Company's share of net assets	24,803
Carrying amount of investment in joint ventures	$ 51,868		$ 51,946